Note 21 - Stock Warrant Liabilities (Details Textual)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Statement Line Items [Line Items]
Warrants outstanding, redemption price (in dollars per share)	$ 0.01
Number of ordinary shares to purchase per warrant (in shares) | shares	1
Closing price per ordinary share after reverse stock split (in dollars per share)	$ 115
Warrants, exercise price, per share (in dollars per share)	$ 5.9
Public warrants [member]
Statement Line Items [Line Items]
Warrants and rights outstanding, term 1 (Year)	5 years